INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 14,242	$ 6,073
Additions, net of disposals	282	96
Acquisitions through business combinations	6,590	8,412
Amortization	(659)	(442)
Foreign currency translation	(1,693)	103
Ending balance	18,762	14,242
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	15,251	6,733
Additions, net of disposals	266	(25)
Acquisitions through business combinations	6,590	8,412
Amortization	0	0
Foreign currency translation	(1,803)	131
Ending balance	20,304	15,251
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,009)	(660)
Additions, net of disposals	16	121
Acquisitions through business combinations	0	0
Amortization	(659)	(442)
Foreign currency translation	110	(28)
Ending balance	$ (1,542)	$ (1,009)